[AIM INVESTMENTS LOGO APPEARS HERE]
--Registered Trademark--
11 Greenway Plaza, Suite 100
Houston, TX 77046-1173


A I M Advisors, inc.


   May 1, 2007



   VIA EDGAR

   Securities and Exchange Commission
   Judiciary Plaza
   450 Fifth Street, N.W.
   Washington, DC 20549

   Re:  AIM Variable Insurance Funds
        CIK No. 0000896435

   Ladies and Gentlemen:

   Pursuant to Rule 497(j) under the Securities Act of 1933 ("1933 Act"), the undersigned certifies on behalf of AIM Variable Insurance Funds (the "Fund") that the Prospectus and Statement of Additional Information relating to the Series I and II shares of AIM V.I. Basic Balanced Fund, AIM V.I. Basic Value Fund, AIM V.I. Capital Appreciation Fund, AIM V.I. Capital Development Fund, AIM V.I. Core Equity Fund, AIM V.I. Diversified Income Fund, AIM V.I. Dynamics Fund, AIM V.I. Financial Services Fund, AIM V.I. Global Health Care Fund, AIM V.I. Global Real Estate Fund, AIM V.I. Government Securities Fund, AIM V.I. High Yield Fund, AIM V.I. International Growth Fund, AIM V.I. Large Cap Growth Fund, AIM V.I. Leisure Fund, AIM V.I. Mid Cap Core Equity Fund, AIM V.I. Money Market Fund, AIM V.I. Small Cap Equity Fund, AIM V.I. Technology Fund and AIM V.I. Utilities Fund that would have been filed under Rule 497(c) of the 1933 Act do not differ from those contained in Post-Effective Amendment No. 33 to the Fund's Registration Statement on Form N-1A. Such Post-Effective Amendment No. 33 is the most recent Amendment to the Fund's Registration Statement which was filed electronically with the Securities and Exchange Commission on April 27, 2007.

   Please send copies of all correspondence with respect to the Amendment to the undersigned or contact me at (713) 214-1697.

   Sincerely,

   /s/ MARGARET GALLARDO-CORTEZ

   Margaret Gallardo-Cortez
   Counsel

A Member of the AMVESCAP Group